OPERATING SEGMENT (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 segment	Aug. 30, 2012 Predecessor	Dec. 29, 2011 Predecessor	Mar. 29, 2012 Predecessor	Dec. 31, 2012 United States	Dec. 31, 2013 United States	Aug. 30, 2012 United States Predecessor	Mar. 29, 2012 United States Predecessor	Dec. 31, 2012 Canada	Dec. 31, 2013 Canada	Aug. 30, 2012 Canada Predecessor	Mar. 29, 2012 Canada Predecessor	Dec. 31, 2012 Europe	Dec. 31, 2013 Europe	Aug. 30, 2012 Europe Predecessor	Mar. 29, 2012 Europe Predecessor
OPERATING SEGMENT
Number of reportable segments		1
OPERATING SEGMENT
Total revenues	$ 811,492	$ 2,749,428	$ 1,206,072	$ 1,885,534	$ 2,521,977	$ 808,378	$ 2,741,717	$ 1,202,179	$ 2,507,562	$ 809	$ 1,214	$ 885	$ 2,814	$ 2,305	$ 6,497	$ 3,008	$ 11,601
Total long-term assets	$ 3,975,175	$ 4,205,344				$ 3,974,577	$ 4,204,490			$ 102	$ 201			$ 496	$ 653